Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions
Schedule of relationship with related parties

Names of related parties	Relationship with the Group
Tencent and its affiliates (“Tencent Group”)	A shareholder of the Company
Ningbo Hexin Equity Investment Partnership	Company controlled by one of the executive officers of the Company
Shanghai Fufeitong Payment Service Co., Ltd. (formerly known as Shanghai Fufeitong Information Service Co., Ltd.) and its affiliates (“Fufeitong Group”)	Company controlled by one of the executive officers of the Company

Schedule of significant related party transactions

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Services provided to:
Fufeitong Group	4,272	—	—	—

Services received from:
Tencent Group	7,182,496	6,772,163	6,476,166	926,079
Fufeitong Group	839,985	902,266	811,030	115,976

Schedule of related party balances

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Amounts due from related parties:
Current:
Tencent Group*	3,427,778	3,826,908	547,240
Ningbo Hexin Equity Investment Partnership **	710,632	910,632	130,219
Fufeitong Group***	3,430,770	5,467,588	781,855

Amounts due to related parties:
Current:
Tencent Group	669,635	976,780	139,678
Fufeitong Group	132,224	109,760	15,695
*	The balance primarily represents receivables due from the online payment platform operated by Tencent Group.
**	The balance represents loans to Ningbo Hexin Equity Investment Partnership, an entity controlled by one of the executive officers of the Company.
***	The balance primarily represents receivables due from the online payment platform operated by Fufeitong Group.